Right of Use Asset and Lease Liability - Right of use assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Rights of use asset and lease liability
Balance	$ 712	$ 930
Additions		213
Amortisation	(214)	(410)
Effect of movement in foreign exchange rates	(16)	(21)
Balance	$ 482	$ 712